Loans and Allowance for Credit Losses - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) MortgageLoan SecurityLoan	Dec. 31, 2018 USD ($)
Loans and Allowance for Credit Losses [Line Items]
Loans pledged at the Federal Home Loan Bank	$ 96,200	$ 88,700
Loans pledged at the Federal Reserve Bank	76,300	70,100
Unearned interest and deferred fees and costs on originated loans	781	872
Foreclosed residential real estate property included in other real estate owned	74	106
Foreclosed residential real estate related to mortgage loans whose payments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs	155	235
Residential mortgage loans secured by residential real estate in process of foreclosure	$ 1,500	1,500
Number of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period was unsuccessful and no longer eligible for a permanent modification | MortgageLoan	826
Outstanding balance of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period was unsuccessful and no longer eligible for a permanent modification	$ 111
Nonperforming loans	692	817
Other real estate non-performing	78	111
Non-performing assets other	59	61
Non-performing assets	829	989
Government National Mortgage Association [Member]
Loans and Allowance for Credit Losses [Line Items]
Residential mortgage loans secured by residential real estate in process of foreclosure	$ 1,200	1,200
Home Equity and Second Mortgages [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	17
Outstanding balance of loans in trial period	$ 1
Estimated post-modification balance of loans in trial period	$ 1
Residential Mortgages [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	41
Outstanding balance of loans in trial period	$ 6
Estimated post-modification balance of loans in trial period	6
Nonperforming loans	$ 241	$ 296
Government National Mortgage Association [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	990
Outstanding balance of loans in trial period	$ 136
Estimated post-modification balance of loans in trial period	$ 135